Share-Based Payment (Details 3) - Option pricing model [member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Share Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility	76.80%	74.40%
Risk-free interest	1.87%	1.97%
Expected life (years)	10 years	10 years